Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Lease Liabilities.
Summary of lease liabilities and terms of repayment

		2020	2019*
for the year ended 30 June	Note	Rm	Rm

Total long-term lease liabilities**		17 719	7 770
Short-term portion		(1 894)	(325)
		15 825	7 445
Reconciliation
Balance at beginning of year		7 770	7 624
Adjustment on initial application of IFRS 16		9 337	—
Restated balance at beginning of year		17 107	7 624
Finance leases acquired		3 286	118
Payments made on lease liabilities		(2 061)	(345)
Transfer to liabilities held for sale		(2 214)	—
Termination of lease liability		(410)	—
Interest accrued	8	332	108
Translation effect of foreign currency leases		93	212
Translation of foreign operations		1 586	53
Balance at end of year		17 719	7 770
Business segmentation
 Mining		11	—
 Exploration and Production International		944	—
 Energy		2 329	3 808
 Base Chemicals		5 308	2 888
 Performance Chemicals		5 543	1 071
 Group Functions		3 584	3
Total operations		17 719	7 770

*2019 includes finance leases under IAS 17.

**Not included in the above is an amount of R757 million relating to short-term lease expenses for the year.

Terms of repayment	Security	Business	Currency	Interest rate at 30 June 2020	2020 Rm	2019 Rm
Lease liabilities*
Repayable in monthly instalments over 15 to 30 years ending December 2050	Secured by buildings with a carrying value R1 676 million (2019 — R1 461 million)	Energy	Rand	Fixed 6,25% to 16,58% and variable 8% to 9,5%	1 947	1 643
Repayable in monthly instalments over 20 years ending September 2036	Not secured	Various	Rand	Fixed 10,94%	3 583	—
Repayable in monthly instalments over 1 to 47 years ending October 2067	Secured by land, plant and equipment with a carrying value R3 632 million (2019 — R5 908 million)	Energy, Exploration and Production International, Base and Performance Chemicals	Various	Fixed 1% to 15,35% and variable 10,62%	10 411	6 030
Other lease liabilities	Underlying assets	Various	Various	Various	1 778	97
					17 719	7 770

*The Group’s lease liabilities relate to corporate office buildings in Sandton and Houston, rail yard, rail cars, retails convenience centres and storage facilities.

Summary of minimum future lease payments for operating leases
2019
for the year ended 30 June	Rm
Property, plant and equipment
Within one year	2 276
One to five years	6 089
More than five years	15 716
Total minimum future lease payments	24 081